Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2024
Cost:

Manufacturing equipment	$8,617	$8,721
Computers and software	522	562
Laboratory equipment	1,085	1,158
Furniture and office equipment	148	152
Cars	143	145
Capital work-in-progress	-	1,998
Land (1)	5,248	5,251

	15,763	17,987

Accumulated depreciation	2,965	4,053

Depreciated cost	$12,798	$13,934

(1)	In October 2023, the Company entered into a development agreement with the Israel Land Authority (“ILA”), which converts into a lease agreement for an initial non-cancellable term of 49 years from the date of grant, subject to further potential renewal options (see also note 7).

Depreciation expenses amounted to $979, $1,074 and $1,102 for the years ended December 31, 2022, 2023 and 2024, respectively.

Throughout the year ended December 31, 2024 a total cost of $14 and total accumulated depreciation of $14 were disposed from the consolidated balance sheets.